Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

October 31, 2020

LPS-QTLY-1220
1.809099.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	30,000	$1,710
Interactive Media & Services - 0.1%
XLMedia PLC	8,496,941	2,504
Z Holdings Corp.	4,501,208	31,387
		33,891
Media - 1.2%
AMC Networks, Inc. Class A (a)(b)	76,194	1,619
Comcast Corp. Class A	1,798,551	75,971
Corus Entertainment, Inc. Class B (non-vtg.)	575,079	1,519
Discovery Communications, Inc.:
Class A (a)(b)	2,600,843	52,641
Class C (non-vtg.) (a)	699,554	12,816
DISH Network Corp. Class A (a)	80,800	2,060
Gray Television, Inc. (a)	131,696	1,670
Hyundai HCN	2,723,979	7,518
Intage Holdings, Inc. (c)	3,246,327	29,790
MSG Network, Inc. Class A (a)(b)	283,541	2,535
Nexstar Broadcasting Group, Inc. Class A	54,080	4,456
Nordic Entertainment Group AB Class B	26,377	942
Pico Far East Holdings Ltd.	22,916,748	3,311
Proto Corp.	199,130	2,145
Reach PLC (a)	237,342	323
RKB Mainichi Broadcasting Corp.	41,864	2,418
Saga Communications, Inc. Class A	409,292	6,966
Sky Network Television Ltd. (a)	23,673,739	2,329
TechTarget, Inc. (a)	162,950	7,137
Tegna, Inc.	1,644,119	19,779
The New York Times Co. Class A	123,602	4,902
TOW Co. Ltd. (c)	3,595,928	9,655
TVA Group, Inc. Class B (non-vtg.) (a)	3,034,709	3,531
ViacomCBS, Inc. Class B	350,787	10,022
WOWOW INC.	181,145	4,776
		270,831
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	29,974	1,200

TOTAL COMMUNICATION SERVICES		307,632

CONSUMER DISCRETIONARY - 23.8%
Auto Components - 1.4%
Adient PLC (a)	1,040,474	22,079
ASTI Corp. (b)(c)	177,948	2,086
DaikyoNishikawa Corp.	250,195	1,387
ElringKlinger AG (a)(b)	685,971	6,935
G-Tekt Corp.	171,753	1,935
Gentex Corp.	1,997,106	55,260
GUD Holdings Ltd.	257,798	2,300
Hi-Lex Corp.	1,342,353	14,182
INFAC Corp.	325,139	1,322
INZI Controls Co. Ltd.	200,000	1,806
Lear Corp.	250,489	30,262
Linamar Corp.	251,652	8,226
Motonic Corp. (c)	2,419,067	24,226
Murakami Corp. (c)	810,607	20,097
Nippon Seiki Co. Ltd.	2,591,586	29,214
Piolax, Inc. (c)	2,440,815	35,806
S&T Holdings Co. Ltd. (c)	885,108	10,813
Samsung Climate Control Co. Ltd. (c)	499,950	2,739
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	1,773
SJM Co. Ltd. (c)	1,282,000	3,502
SJM Holdings Co. Ltd.	569,470	1,444
Strattec Security Corp. (c)	379,889	11,032
Sungwoo Hitech Co. Ltd.	2,518,110	7,898
TBK Co. Ltd.	909,023	3,641
Yachiyo Industry Co. Ltd.	880,348	3,901
Yutaka Giken Co. Ltd. (c)	1,205,570	16,893
		320,759
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	1,499	18
Isuzu Motors Ltd.	278,172	2,257
Kabe Husvagnar AB (B Shares)	272,021	4,799
		7,074
Distributors - 0.1%
Arata Corp.	92,324	4,487
Central Automotive Products Ltd.	73,937	1,440
LKQ Corp. (a)	112,411	3,596
Nakayamafuku Co. Ltd.	521,654	2,405
PALTAC Corp.	34,971	1,955
SPK Corp.	497,775	5,816
Uni-Select, Inc.	1,278,625	5,845
		25,544
Diversified Consumer Services - 0.1%
Clip Corp. (c)	257,580	1,771
Cross-Harbour Holdings Ltd.	2,377,969	4,233
Estacio Participacoes SA	258,300	1,032
Step Co. Ltd. (c)	1,057,696	14,711
		21,747
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp.	89,373	894
Brinker International, Inc.	199,829	8,701
Curves Holdings Co. Ltd.	258,708	1,590
Flanigans Enterprises, Inc. (a)	89,931	1,507
Hiday Hidaka Corp.	1,299,630	21,182
Ibersol SGPS SA (a)	895,712	3,829
J.D. Weatherspoon PLC	180,000	2,010
Koshidaka Holdings Co. Ltd.	258,708	968
Sportscene Group, Inc. Class A (c)	645,449	1,405
The Monogatari Corp.	48,958	5,003
The Restaurant Group PLC	15,271,719	8,013
		55,102
Household Durables - 4.3%
Barratt Developments PLC (c)	58,388,645	364,975
Bellway PLC	3,494,224	105,700
D.R. Horton, Inc.	1,003,700	67,057
Dorel Industries, Inc. Class B (sub. vtg.)	1,872,204	20,221
Emak SpA (a)	4,308,045	4,089
First Juken Co. Ltd. (c)	1,374,826	12,967
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,265,000	11,103
Hamilton Beach Brands Holding Co.:
Class A	140,738	3,103
Class B	182,462	4,023
Helen of Troy Ltd. (a)	834,652	158,250
Henry Boot PLC	2,072,436	6,632
Lennar Corp. Class A	59,277	4,163
M/I Homes, Inc. (a)	852,463	34,883
Mohawk Industries, Inc. (a)	950,885	98,122
Q.E.P. Co., Inc. (a)	20,832	437
Sanei Architecture Planning Co. Ltd. (c)	1,188,685	19,590
Taylor Morrison Home Corp. (a)	653,535	14,116
Tempur Sealy International, Inc. (a)	32,474	2,890
Token Corp.	599,488	45,115
TopBuild Corp. (a)	14,388	2,204
TRI Pointe Homes, Inc. (a)	218,547	3,591
Whirlpool Corp.	14,100	2,608
Zagg, Inc. (a)(b)	449,616	1,281
		987,120
Internet & Direct Marketing Retail - 0.3%
Aucnet, Inc.	120,501	1,602
Belluna Co. Ltd. (c)	6,394,537	52,355
Dustin Group AB (e)	258,326	1,643
Moneysupermarket.com Group PLC	380,658	1,199
Qurate Retail, Inc. Series A (a)	217,528	1,473
Secoo Holding Ltd. ADR (a)(b)	200,828	502
		58,774
Leisure Products - 0.0%
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	446,419	6,852
Miroku Corp.	137,982	2,115
		8,967
Multiline Retail - 4.2%
Big Lots, Inc. (b)	1,580,883	75,250
Lifestyle China Group Ltd. (a)	17,945,670	2,361
Lifestyle International Holdings Ltd. (a)	19,611,247	15,355
Next PLC (c)	11,777,000	891,015
Ryohin Keikaku Co. Ltd.	4,996	105
		984,086
Specialty Retail - 11.8%
AT-Group Co. Ltd.	1,075,181	13,736
AutoNation, Inc. (a)	190,268	10,794
AutoZone, Inc. (a)	626,291	707,070
Bed Bath & Beyond, Inc. (b)(c)	11,240,424	222,560
Best Buy Co., Inc.	2,871,044	320,265
BMTC Group, Inc. (c)	3,460,566	23,247
Bonia Corp. Bhd	625,750	79
Buffalo Co. Ltd.	91,422	937
Burlington Stores, Inc. (a)	21,409	4,144
Delek Automotive Systems Ltd.	723,582	3,488
Foot Locker, Inc.	2,250,592	83,002
Formosa Optical Technology Co. Ltd.	1,362,000	2,809
GameStop Corp. Class A (a)(b)	2,000,679	20,947
Genesco, Inc. (a)	525,901	9,319
Goldlion Holdings Ltd.	21,552,589	4,365
Guess?, Inc. (c)	3,893,202	45,862
Hibbett Sports, Inc. (a)	99,915	3,778
Hour Glass Ltd.	8,695,558	4,458
IA Group Corp. (c)	115,641	3,265
John David Group PLC	6,794,800	65,245
Jumbo SA (c)	9,766,728	136,498
K's Holdings Corp.	1,100,465	14,054
Ku Holdings Co. Ltd.	884,245	6,547
Leon's Furniture Ltd.	208,497	2,909
Mitsui & Associates Telepark Corp.	9,991	184
Mr. Bricolage SA (a)	845,012	8,365
Murphy U.S.A., Inc.	68,750	8,407
Nafco Co. Ltd. (c)	1,902,974	41,843
Ross Stores, Inc.	7,700,000	655,809
Sally Beauty Holdings, Inc. (a)	4,005,147	33,523
The Buckle, Inc. (b)(c)	4,605,630	110,351
Urban Outfitters, Inc. (a)	1,999,031	44,658
USS Co. Ltd.	3,550,858	64,947
Williams-Sonoma, Inc.	579,196	52,828
		2,730,293
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	23,719,833	4,069
Capri Holdings Ltd. (a)	1,800,506	38,207
CRG, Inc. BHD (a)(d)	2,503,000	54
Deckers Outdoor Corp. (a)	31,574	8,000
Embry Holdings Ltd.	2,122,187	274
Fossil Group, Inc. (a)(c)	4,062,547	23,197
Gildan Activewear, Inc.	6,448,706	133,592
Handsome Co. Ltd. (c)	1,950,000	48,107
JLM Couture, Inc. (a)(c)	157,430	346
Kontoor Brands, Inc.	75,782	2,493
McRae Industries, Inc.	23,747	480
Sun Hing Vision Group Holdings Ltd. (c)	19,472,366	3,265
Tapestry, Inc.	249,915	5,556
Ted Baker PLC	477,703	633
Texwinca Holdings Ltd.	48,044,958	7,251
Victory City International Holdings Ltd. (a)	85,139,282	1,032
Youngone Corp.	300,000	7,529
Youngone Holdings Co. Ltd. (c)	889,600	27,986
Yue Yuen Industrial (Holdings) Ltd.	1,497,721	2,438
		314,509

TOTAL CONSUMER DISCRETIONARY		5,513,975

CONSUMER STAPLES - 14.3%
Beverages - 2.6%
A.G. Barr PLC	2,396,003	14,635
Britvic PLC	6,170,585	58,996
Jinro Distillers Co. Ltd.	41,431	1,128
Monster Beverage Corp. (a)	6,537,600	500,584
Muhak Co. Ltd. (a)(c)	2,799,256	15,667
Olvi PLC (A Shares)	60,409	3,159
Spritzer Bhd	5,120,400	2,305
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	5,011
		601,485
Food & Staples Retailing - 9.7%
Amsterdam Commodities NV	147,549	3,076
Aoki Super Co. Ltd.	99,615	2,609
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,615,516	99,169
BJ's Wholesale Club Holdings, Inc. (a)	57,155	2,188
Casey's General Stores, Inc.	20,370	3,434
Cosmos Pharmaceutical Corp.	1,700,800	288,863
Create SD Holdings Co. Ltd. (c)	5,095,000	164,313
Daikokutenbussan Co. Ltd.	374,680	20,384
Dong Suh Companies, Inc.	742,100	18,892
Genky DrugStores Co. Ltd.	720,285	29,663
Halows Co. Ltd. (c)	1,241,588	39,004
Jm Holdings Co. Ltd.	35,065	798
Kroger Co.	112,511	3,624
Kusuri No Aoki Holdings Co. Ltd.	491,780	39,257
MARR SpA	113,412	1,537
McColl's Retail Group PLC (a)	1,536,666	408
Metro, Inc. Class A (sub. vtg.) (c)	23,680,000	1,104,640
Naked Wines PLC	500,685	3,026
North West Co., Inc.	85,243	2,102
Qol Holdings Co. Ltd.	1,818,546	19,834
Sundrug Co. Ltd.	2,970,459	110,298
Total Produce PLC	8,760,799	11,428
United Natural Foods, Inc. (a)(b)	177,915	2,592
Valor Holdings Co. Ltd.	245,191	6,040
Walgreens Boots Alliance, Inc.	6,599,737	224,655
Yaoko Co. Ltd.	700,415	49,577
		2,251,411
Food Products - 1.7%
Carr's Group PLC	2,190,203	2,837
Cranswick PLC	400,390	16,692
Food Empire Holdings Ltd. (c)	38,264,013	16,274
Fresh Del Monte Produce, Inc. (c)	4,621,746	99,506
Hilton Food Group PLC	617,171	9,275
Inghams Group Ltd.	1,069,396	2,152
Ingredion, Inc.	525,288	37,238
Kaveri Seed Co. Ltd. (a)	330,714	2,247
Laird Superfood, Inc.	5,000	230
Lassonde Industries, Inc. Class A (sub. vtg.)	16,181	1,846
Mitsui Sugar Co. Ltd.	344,905	5,996
Nam Yang Dairy Products	10,500	2,361
Origin Enterprises PLC (c)	9,031,686	34,396
Pacific Andes International Holdings Ltd. (d)	106,294,500	1,001
Pacific Andes Resources Development Ltd. (a)(d)	207,064,007	1,667
Pickles Corp.	97,716	2,626
Rocky Mountain Chocolate Factory, Inc. (c)	400,000	1,060
S Foods, Inc.	394,468	13,138
Seaboard Corp.	36,430	125,501
Sunjin Co. Ltd. (c)	2,376,955	21,023
Thai President Foods PCL	502,958	3,162
The Simply Good Foods Co. (a)	89,727	1,687
Ulker Biskuvi Sanayi A/S (a)	4,996	12
		401,927
Personal Products - 0.2%
Hengan International Group Co. Ltd.	491,580	3,408
Sarantis SA (c)	3,932,142	38,697
		42,105
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	1,580	467
Scandinavian Tobacco Group A/S (e)	1,497,670	21,169
		21,636

TOTAL CONSUMER STAPLES		3,318,564

ENERGY - 3.0%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	1,445,817	326
Bristow Group, Inc. (a)	128,464	2,669
Cactus, Inc.	69,945	1,189
Cathedral Energy Services Ltd. (a)	1,302,742	117
Championx Corp. (a)	500,680	4,371
Geospace Technologies Corp. (a)(c)	698,735	3,585
Helix Energy Solutions Group, Inc. (a)	499,573	1,239
John Wood Group PLC	782,632	2,150
KS Energy Services Ltd. (a)(d)	12,933,152	123
Liberty Oilfield Services, Inc. Class A	3,569,204	23,842
Oil States International, Inc. (a)	2,398,579	5,972
PHX Energy Services Corp. (a)	1,344,543	1,453
Schlumberger Ltd.	125,000	1,868
Smart Sand, Inc. (a)(b)	267,106	342
Solaris Oilfield Infrastructure, Inc. Class A	121,104	718
Tidewater, Inc. warrants 11/14/24 (a)	76,306	20
Total Energy Services, Inc.	1,974,784	2,935
		52,919
Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.	114,158	2,178
Beach Energy Ltd.	13,973,323	11,587
Berry Petroleum Corp.	1,399,420	3,666
Bonanza Creek Energy, Inc. (a)(c)	1,337,353	23,685
China Petroleum & Chemical Corp.:
(H Shares)	4,462,188	1,742
sponsored ADR (H Shares) (b)	98,332	3,867
Cimarex Energy Co.	24,801	629
CNX Resources Corp. (a)	991,987	9,622
ConocoPhillips Co.	26,179	749
Delek U.S. Holdings, Inc.	999,616	10,056
Eni SpA	2,198,182	15,398
Enterprise Products Partners LP	99,347	1,646
EQT Corp.	6,058,441	91,725
Fuji Kosan Co. Ltd.	300,243	2,630
Great Eastern Shipping Co. Ltd.	4,700,000	14,157
Hankook Shell Oil Co. Ltd.	46,500	9,811
HollyFrontier Corp.	49,904	924
Kyungdong Invest Co. Ltd.	84,315	2,032
Marathon Oil Corp. (b)	10,491,447	41,546
Marathon Petroleum Corp.	1,872,006	55,224
Michang Oil Industrial Co. Ltd. (c)	173,900	9,611
Murphy Oil Corp. (b)(c)	11,990,523	92,567
NACCO Industries, Inc. Class A	325,858	6,351
Oil & Natural Gas Corp. Ltd.	39,210,893	34,126
Oil India Ltd.	1,249,977	1,440
Ovintiv, Inc. (b)	1,747,599	16,078
Parsley Energy, Inc. Class A	344,400	3,447
QEP Resources, Inc.	8,200,932	7,381
Reliance Industries Ltd.	92,600	2,552
Southwestern Energy Co. (a)	24,836,141	66,312
Star Petroleum Refining PCL	9,011,618	1,532
Thai Oil PCL (For. Reg.)	491,280	540
Total SA sponsored ADR	1,597,837	48,462
Tsakos Energy Navigation Ltd.	9,991	78
Whiting Petroleum Corp. (a)	1,000,674	14,610
World Fuel Services Corp.	1,087,643	22,895
		630,856

TOTAL ENERGY		683,775

FINANCIALS - 11.8%
Banks - 0.7%
ACNB Corp.	113,608	2,371
Bank Ireland Group PLC	10,251,406	25,311
Bank of America Corp.	84,848	2,011
Camden National Corp.	116,113	3,712
Cathay General Bancorp (b)	682,862	16,068
Central Pacific Financial Corp.	67,447	929
Central Valley Community Bancorp	101,919	1,315
Codorus Valley Bancorp, Inc. (c)	688,964	9,273
Community Trust Bancorp, Inc.	66,880	2,128
Dah Sing Banking Group Ltd.	1,564,718	1,344
Dimeco, Inc.	35,595	1,210
East West Bancorp, Inc.	399,936	14,590
First Bancorp, Puerto Rico	1,432,382	9,296
First Foundation, Inc.	75,000	1,115
First Hawaiian, Inc.	100,150	1,729
FNB Corp., Pennsylvania	150,100	1,135
Hanmi Financial Corp.	362,650	3,260
Hope Bancorp, Inc.	1,346,039	10,863
Independent Bank Corp.	134,758	2,017
LCNB Corp.	96,124	1,323
Meridian Bank/Malvern, PA	146,214	2,570
NIBC Holding NV (a)(e)	245,438	2,112
OFG Bancorp	427,602	6,153
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	1,191,212	9,458
Sparebanken More (primary capital certificate)	204,728	6,112
Sparebanken Nord-Norge	2,196,486	14,679
Van Lanschot NV (Bearer)	1,042,861	20,891
Western Alliance Bancorp.	69,176	2,850
		175,825
Capital Markets - 1.3%
AllianceBernstein Holding LP	374,809	10,892
Banca Generali SpA	44,811	1,273
Daou Data Corp.	5,000	48
Hamilton Lane, Inc. Class A	48,952	3,412
Lazard Ltd. Class A	1,886,704	63,525
State Street Corp.	2,944,228	173,415
Tullett Prebon PLC	272,096	673
Virtu Financial, Inc. Class A	76,600	1,638
Waddell & Reed Financial, Inc. Class A (b)	2,425,763	37,235
		292,111
Consumer Finance - 3.1%
Aeon Credit Service (Asia) Co. Ltd.	12,519,305	8,010
Cash Converters International Ltd. (a)	19,933,276	2,732
Discover Financial Services	2,525,529	164,185
Encore Capital Group, Inc. (a)	58,600	1,871
H&T Group PLC	528,955	1,508
Navient Corp.	141,088	1,130
Nicholas Financial, Inc. (a)	244,761	1,973
OneMain Holdings, Inc.	66,547	2,322
Santander Consumer U.S.A. Holdings, Inc.	9,382,708	190,844
Synchrony Financial	13,540,451	338,782
		713,357
Diversified Financial Services - 0.1%
Far East Horizon Ltd.	1,403,850	1,378
Ricoh Leasing Co. Ltd.	698,703	18,737
		20,115
Insurance - 6.0%
AEGON NV	42,993,566	115,653
AFLAC, Inc.	239,943	8,146
Allstate Corp.	39,480	3,504
Amerisafe, Inc.	44,564	2,628
ASR Nederland NV	546,830	16,622
Brighthouse Financial, Inc. (a)	25,027	828
Chubb Ltd.	16,589	2,155
Db Insurance Co. Ltd.	20,000	780
FBD Holdings PLC (a)	142,400	1,028
First American Financial Corp.	118,062	5,264
Globe Life, Inc.	26,624	2,159
Hartford Financial Services Group, Inc.	89,929	3,464
Hiscox Ltd. (a)	141,383	1,510
Hyundai Fire & Marine Insurance Co. Ltd.	120,804	2,483
Lincoln National Corp.	4,492,454	157,685
MetLife, Inc.	14,364,410	543,693
National Western Life Group, Inc.	126,209	21,409
NN Group NV	1,130,458	39,419
Old Republic International Corp.	107,715	1,754
Primerica, Inc.	59,946	6,608
Principal Financial Group, Inc.	189,844	7,446
Prudential Financial, Inc.	399,672	25,587
Reinsurance Group of America, Inc.	1,009,238	101,953
RenaissanceRe Holdings Ltd.	435,193	70,379
The Travelers Companies, Inc.	27,931	3,372
Unum Group (c)	14,238,593	251,454
		1,396,983
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	7,200,949	51,055
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	393,564	2,698
Genworth MI Canada, Inc.	2,495,717	82,797
Genworth Mortgage Insurance Ltd.	3,992,440	4,790
		90,285

TOTAL FINANCIALS		2,739,731

HEALTH CARE - 13.0%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	90,025	10,365
Amgen, Inc.	2,158,086	468,175
Biogen, Inc. (a)	49,379	12,447
Cell Biotech Co. Ltd.	50,000	698
Essex Bio-Technology Ltd.	2,188,131	1,250
Gilead Sciences, Inc.	241,474	14,042
United Therapeutics Corp. (a)	9,991	1,341
		508,318
Health Care Equipment & Supplies - 0.4%
Arts Optical International Holdings Ltd. (a)(d)	19,265,542	1,938
Boston Scientific Corp. (a)	120,096	4,116
Hoshiiryou Sanki Co. Ltd. (c)	278,226	9,668
InBody Co. Ltd.	10,000	135
Integra LifeSciences Holdings Corp. (a)	53,149	2,344
Nakanishi, Inc.	490,881	8,760
Prim SA (c)	1,410,995	14,527
ResMed, Inc.	40,146	7,706
St.Shine Optical Co. Ltd.	2,100,000	18,975
Techno Medica Co. Ltd.	38,267	592
Utah Medical Products, Inc. (c)	253,106	21,008
Vieworks Co. Ltd.	5,000	127
		89,896
Health Care Providers & Services - 9.1%
AmerisourceBergen Corp.	15,871	1,525
Anthem, Inc.	1,814,977	495,126
Centene Corp. (a)	15,000	887
Cigna Corp.	23,300	3,890
CVS Health Corp.	1,973,476	110,692
DVx, Inc. (c)	661,135	6,500
Hi-Clearance, Inc.	1,442,000	5,595
Humana, Inc.	13,177	5,261
Laboratory Corp. of America Holdings (a)	288,411	57,616
Medica Sur SA de CV (a)	326,649	415
MEDNAX, Inc. (a)	1,224,945	15,618
Patterson Companies, Inc.	67,700	1,684
Quest Diagnostics, Inc.	28,449	3,475
Ship Healthcare Holdings, Inc.	44,264	2,100
Tokai Corp.	336,313	6,561
Triple-S Management Corp. (a)(b)(c)	1,705,785	31,591
United Drug PLC (United Kingdom)	849,934	7,988
UnitedHealth Group, Inc.	3,845,175	1,173,325
Universal Health Services, Inc. Class B	1,309,931	143,503
WIN-Partners Co. Ltd. (c)	2,482,598	25,540
		2,098,892
Health Care Technology - 0.0%
Schrodinger, Inc.	199,617	9,737
Pharmaceuticals - 1.3%
Bliss Gvs Pharma Ltd.	3,700,000	8,449
Bristol-Myers Squibb Co.	47,438	2,773
Bristol-Myers Squibb Co. rights (a)	998,411	3,255
Daewon Pharmaceutical Co. Ltd. (c)	1,981,436	31,178
Daewoong Co. Ltd.	200,000	4,163
Dai Han Pharmaceutical Co. Ltd.	29,837	767
Daito Pharmaceutical Co. Ltd.	107,708	4,115
Dawnrays Pharmaceutical Holdings Ltd.	35,342,808	4,012
DongKook Pharmaceutical Co. Ltd. (c)	3,118,500	66,573
FDC Ltd.	2,757,108	12,751
Fuji Pharma Co. Ltd.	636,956	7,081
Genomma Lab Internacional SA de CV (a)	2,843,171	2,521
Jazz Pharmaceuticals PLC (a)	25,479	3,672
Kaken Pharmaceutical Co. Ltd.	999	39
Korea United Pharm, Inc.	155,507	6,575
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	24,840
Kyung Dong Pharmaceutical Co. Ltd.	960,000	7,845
Lee's Pharmaceutical Holdings Ltd.	7,867,279	4,425
Recordati SpA	1,541,822	79,890
Taro Pharmaceutical Industries Ltd. (a)	43,600	2,556
Vivimed Labs Ltd. (a)	600,000	141
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	22,372
		299,993

TOTAL HEALTH CARE		3,006,836

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	135,831	11,459
Ultra Electronics Holdings PLC	71,585	1,743
Vectrus, Inc. (a)	50,826	2,009
		15,211
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	55,953	525
FedEx Corp.	10,394	2,697
Sinotrans Ltd. (H Shares)	999,146	295
		3,517
Airlines - 0.0%
JetBlue Airways Corp. (a)	129,897	1,555
Ryanair Holdings PLC sponsored ADR (a)	500	40
		1,595
Building Products - 0.2%
American Woodmark Corp. (a)	26,000	2,148
Carrier Global Corp.	99,915	3,336
Gibraltar Industries, Inc. (a)	82,372	4,732
Jeld-Wen Holding, Inc. (a)	504,972	10,620
Kondotec, Inc. (c)	1,618,517	15,633
Owens Corning	42,267	2,767
		39,236
Commercial Services & Supplies - 0.6%
Acme United Corp.	22,169	625
Aeon Delight Co. Ltd.	83,532	2,199
AJIS Co. Ltd. (c)	876,551	24,937
Asia File Corp. Bhd	4,480,000	1,956
Calian Technologies Ltd.	450,296	21,786
Civeo Corp. (a)(c)	11,601,405	8,296
Fursys, Inc. (c)	950,000	24,645
Left Field Printing Group Ltd.	1,179,719	70
Lion Rock Group Ltd.	18,875,516	1,680
Mears Group PLC	1,030,476	1,408
Mitie Group PLC	29,225,542	10,677
NICE Total Cash Management Co., Ltd.	1,025,000	5,200
Prosegur Compania de Seguridad SA (Reg.)	720,096	1,647
VICOM Ltd.	5,700,849	8,399
VSE Corp. (c)	852,146	24,678
		138,203
Construction & Engineering - 1.0%
AECOM (a)	1,173,827	52,634
Arcadis NV	985,746	22,961
Argan, Inc.	300	12
Boustead Projs. Pte Ltd.	1,963,809	1,032
Boustead Singapore Ltd.	4,949,572	2,539
Comfort Systems U.S.A., Inc.	46,100	2,111
Daiichi Kensetsu Corp. (c)	1,697,150	29,094
EMCOR Group, Inc.	110,386	7,527
Fluor Corp.	543,700	6,171
Geumhwa PSC Co. Ltd. (c)	360,000	8,816
Granite Construction, Inc.	494,449	9,548
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	12,258
Meisei Industrial Co. Ltd.	1,084,274	8,349
Mirait Holdings Corp.	393,064	5,596
Nippon Rietec Co. Ltd.	1,050,848	22,932
Raiznext Corp.	1,153,515	13,368
Seikitokyu Kogyo Co. Ltd.	199,829	1,484
Severfield PLC	2,647,826	1,897
Shinnihon Corp.	1,545,879	12,903
United Integrated Services Co.	300,800	2,087
Valmont Industries, Inc.	14,488	2,057
		225,376
Electrical Equipment - 0.6%
Acuity Brands, Inc.	200,906	17,909
Aichi Electric Co. Ltd.	319,427	6,784
Aros Quality Group AB	712,001	15,283
Atkore International Group, Inc. (a)	57,263	1,185
AZZ, Inc.	590,562	19,837
Chiyoda Integre Co. Ltd.	323,424	4,772
Generac Holdings, Inc. (a)	32,662	6,864
GrafTech International Ltd.	139,575	942
Hammond Power Solutions, Inc. Class A	444,008	1,916
I-Sheng Electric Wire & Cable Co. Ltd. (c)	10,120,000	14,503
Korea Electric Terminal Co. Ltd. (c)	700,401	28,461
Regal Beloit Corp.	26,822	2,646
Sensata Technologies, Inc. PLC (a)	287,308	12,558
Servotronics, Inc. (a)	112,590	944
TKH Group NV (depositary receipt)	196,860	6,337
		140,941
Industrial Conglomerates - 0.6%
DCC PLC (United Kingdom)	1,698,900	110,574
General Electric Co.	581,397	4,314
Lifco AB	150,901	11,040
Mytilineos SA	793,496	8,668
Reunert Ltd.	1,668,833	3,442
		138,038
Machinery - 1.8%
Aalberts Industries NV (c)	6,525,310	219,175
Allison Transmission Holdings, Inc.	334,245	12,083
ASL Marine Holdings Ltd. (a)(c)	44,363,515	979
Colfax Corp. (a)	175,210	4,764
Cummins, Inc.	9,991	2,197
Daiwa Industries Ltd.	191,343	1,718
Ebara Jitsugyo Co. Ltd.	4,996	152
Foremost Income Fund (a)	2,141,103	8,967
Haitian International Holdings Ltd.	9,127,231	22,605
Hurco Companies, Inc.	24,952	745
Hyster-Yale Materials Handling:
Class A (c)	310,422	13,162
Class B (c)	310,000	13,144
Ihara Science Corp. (c)	965,575	15,313
ITT, Inc.	66,673	4,034
JOST Werke AG (a)(e)	76,837	2,882
Kyowakogyosyo Co. Ltd.	42,464	1,381
Luxfer Holdings PLC sponsored	174,847	2,172
Maruzen Co. Ltd. (c)	1,560,067	25,946
Mincon Group PLC	2,119,955	2,173
Nadex Co. Ltd. (c)	781,033	4,648
Nitchitsu Co. Ltd.	54,653	700
Park-Ohio Holdings Corp.	65,660	1,296
Semperit AG Holding (a)	374,394	9,593
SIMPAC, Inc.	1,483,000	2,968
Stabilus SA	38,069	2,156
Takamatsu Machinery Co. Ltd.	317,229	1,939
Tocalo Co. Ltd.	3,009,342	29,998
Trinity Industrial Corp.	831,190	5,398
		412,288
Marine - 0.1%
Kirby Corp. (a)	194,300	7,479
SITC International Holdings Co. Ltd.	3,506,305	5,409
Tokyo Kisen Co. Ltd. (c)	814,404	4,576
		17,464
Professional Services - 0.1%
ABIST Co. Ltd.	74,936	1,910
Enento Group Oyj (e)	18,573	699
McMillan Shakespeare Ltd.	1,588,896	10,452
Nielsen Holdings PLC	831,911	11,239
Persol Holdings Co., Ltd.	201,635	3,054
Robert Half International, Inc.	41,267	2,092
SHL-JAPAN Ltd.	99,915	2,319
Synergie SA (a)	125,272	3,720
TrueBlue, Inc. (a)	142,987	2,219
		37,704
Road & Rail - 0.9%
Alps Logistics Co. Ltd. (c)	2,804,404	21,469
Chilled & Frozen Logistics Holdings Co. Ltd.	1,078,579	17,427
Daqin Railway Co. Ltd. (A Shares)	32,500,000	31,163
Hamakyorex Co. Ltd. (c)	1,230,749	34,919
Higashi Twenty One Co. Ltd.	245,490	1,127
Knight-Swift Transportation Holdings, Inc. Class A	62,594	2,378
Ryder System, Inc.	59,093	2,911
Sakai Moving Service Co. Ltd. (c)	1,061,893	47,939
Trancom Co. Ltd. (c)	839,685	60,335
		219,668
Trading Companies & Distributors - 1.5%
AddTech AB (B Shares)	3,399,208	37,627
Alconix Corp. (c)	2,081,622	29,469
Applied Industrial Technologies, Inc.	49,800	3,040
Chori Co. Ltd.	485,086	7,293
GMS, Inc. (a)	111,758	2,526
Goodfellow, Inc. (c)	709,889	3,250
HD Supply Holdings, Inc. (a)	391,444	15,603
HERIGE (a)	59,879	1,632
Houston Wire & Cable Co. (a)	99,131	273
Itochu Corp.	4,082,013	98,044
Lumax International Corp. Ltd.	1,988,900	4,380
Meiwa Corp.	1,686,459	6,633
Mitani Shoji Co. Ltd.	721,785	45,512
MRC Global, Inc. (a)	1,794,775	7,646
MSC Industrial Direct Co., Inc. Class A	25,480	1,775
Nishikawa Keisoku Co. Ltd.	4,996	208
Otec Corp.	122,295	2,583
Parker Corp. (c)	2,179,538	9,002
Richelieu Hardware Ltd.	742,172	19,954
Senshu Electric Co. Ltd. (c)	878,649	24,373
Tanaka Co. Ltd.	36,269	242
TECHNO ASSOCIE Co. Ltd.	250,286	2,386
Totech Corp. (c)	885,244	19,559
Univar, Inc. (a)	105,500	1,750
Yamazen Co. Ltd.	9,991	98
		344,858
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,870,422	4,256
Isewan Terminal Service Co. Ltd.	1,269,016	9,541
Meiko Transportation Co. Ltd.	814,304	8,817
Qingdao Port International Co. Ltd. (H Shares) (e)	11,499,340	6,527
Winas Ltd. (c)(d)	20,043,900	117
		29,258

TOTAL INDUSTRIALS		1,763,357

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	49,904	6,634
Electronic Equipment & Components - 6.1%
A&D Co. Ltd.	590,096	3,487
Amphenol Corp. Class A	50,769	5,729
Arrow Electronics, Inc. (a)	39,768	3,098
Avnet, Inc.	92,979	2,294
CDW Corp.	89,629	10,989
Coda Octopus Group, Inc. (a)(b)	10,211	56
Daido Signal Co. Ltd.	97,517	540
Dynapack International Technology Corp.	3,200,000	8,915
Elematec Corp. (c)	2,318,419	21,241
Fabrinet (a)	18,000	1,080
Hi-P International Ltd.	10,490,865	9,285
Hon Hai Precision Industry Co. Ltd. (Foxconn)	142,480,912	385,972
IDIS Holdings Co. Ltd. (c)	800,000	9,216
Image Sensing Systems, Inc. (a)	63,294	229
Insight Enterprises, Inc. (a)	404,847	21,599
INTOPS Co. Ltd. (c)	1,700,000	24,434
ITC Networks Corp.	9,991	120
Jabil, Inc.	82,735	2,742
Keysight Technologies, Inc. (a)	214,898	22,536
Kingboard Chemical Holdings Ltd. (c)	74,605,169	252,132
Kingboard Laminates Holdings Ltd.	3,656,377	5,820
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,189,084	6,452
Nippo Ltd. (c)	723,182	3,334
PAX Global Technology Ltd.	9,495,888	5,487
Pinnacle Technology Holdings Ltd. (c)	7,203,522	3,068
Redington India Ltd.	13,947,410	24,280
ScanSource, Inc. (a)(c)	1,477,521	29,698
Shibaura Electronics Co. Ltd. (c)	614,875	13,592
Sigmatron International, Inc. (a)	167,592	538
Simplo Technology Co. Ltd.	5,400,000	60,117
SYNNEX Corp. (c)	2,659,325	350,074
Tomen Devices Corp. (c)	528,449	18,051
Tripod Technology Corp.	1,066,000	4,229
TTM Technologies, Inc. (a)	682,976	8,107
UKC Holdings Corp.	893,736	19,145
VST Holdings Ltd. (c)	116,047,067	72,600
Wayside Technology Group, Inc. (c)	349,217	7,725
Wireless Telecom Group, Inc. (a)	245,397	336
		1,418,347
IT Services - 3.4%
ALTEN (a)	546,081	43,661
Amdocs Ltd.	4,502,425	253,847
Argo Graphics, Inc.	748,860	23,036
CACI International, Inc. Class A (a)	48,636	10,142
Computer Services, Inc.	275,720	16,543
CSE Global Ltd. (c)	39,935,785	12,776
Data Applications Co. Ltd.	9,991	135
Data#3 Ltd.	100,027	439
Dimerco Data System Corp.	510,000	956
DXC Technology Co.	499,573	9,202
E-Credible Co. Ltd.	130,349	2,764
eClerx Services Ltd.	1,609,270	14,998
EOH Holdings Ltd. (a)(b)	6,275,463	1,856
EPAM Systems, Inc. (a)	27,085	8,368
Estore Corp.	150,156	1,715
ExlService Holdings, Inc. (a)	131,503	9,960
Gabia, Inc. (c)	900,000	10,546
Global Dominion Access SA (e)	182,011	648
Global Payments, Inc.	55,192	8,706
Indra Sistemas SA (a)(c)	11,977,069	71,838
Know IT AB (c)	1,366,716	37,323
Leidos Holdings, Inc.	18,000	1,494
ManTech International Corp. Class A	126,733	8,222
Maximus, Inc.	32,441	2,192
Net 1 UEPS Technologies, Inc. (a)(b)	224,766	677
NIC, Inc.	69,245	1,552
Nice Information & Telecom, Inc.	189,987	3,889
Science Applications International Corp.	100,119	7,646
Societe Pour L'Informatique Industrielle SA (c)	1,627,006	31,266
Softcreate Co. Ltd.	591,095	25,963
The Western Union Co.	7,785,816	151,356
TravelSky Technology Ltd. (H Shares)	986,158	2,071
WNS Holdings Ltd. sponsored ADR (a)	57,646	3,323
		779,110
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Energy Industries, Inc. (a)	158,669	10,705
Allegro MicroSystems LLC (a)	37,150	680
Array Technologies, Inc.	100,000	3,685
ASM Pacific Technology Ltd.	133,691	1,345
Axell Corp.	150,372	1,252
Boe Varitronix Ltd.	4,766,928	1,636
CMC Materials, Inc.	60,884	8,657
Entegris, Inc.	184,530	13,797
Leeno Industrial, Inc.	47,100	5,055
Melexis NV	125,229	9,524
Miraial Co. Ltd.	147,074	1,717
MKS Instruments, Inc.	87,291	9,461
Powertech Technology, Inc.	9,000,000	26,551
Renesas Electronics Corp. (a)	421,405	3,479
Semtech Corp. (a)	90,329	4,958
Systems Technology, Inc.	25,000	328
Trio-Tech International (a)(c)	220,511	778
		103,608
Software - 1.9%
AdaptIT Holdings Ltd. (a)	2,468,564	370
Altair Engineering, Inc. Class A (a)	139,992	6,024
ANSYS, Inc. (a)	1,100,200	334,868
Aspen Technology, Inc. (a)	48,942	5,374
Cerence, Inc. (a)	124,459	6,793
Digital Turbine, Inc. (a)	142,804	4,093
Ebix, Inc. (b)	940,073	16,978
ICT Automatisering NV (c)	481,344	4,406
InfoVine Co. Ltd. (c)	175,000	2,770
KSK Co., Ltd. (c)	521,854	10,384
Manhattan Associates, Inc. (a)	104,524	8,937
Micro Focus International PLC sponsored ADR (b)	1,937	6
NetGem SA (a)	834,378	981
Nucleus Software Exports Ltd. (a)	600,000	4,887
Open Text Corp.	44,722	1,643
Pegasystems, Inc.	47,535	5,508
Pro-Ship, Inc.	495,876	6,783
RealPage, Inc. (a)	94,469	5,261
Vitec Software Group AB	56,698	1,765
Zensar Technologies Ltd.	3,500,000	8,396
		436,227
Technology Hardware, Storage & Peripherals - 2.8%
Compal Electronics, Inc.	58,500,000	38,033
Corsair Gaming, Inc.	150,000	3,606
HP, Inc.	1,956,524	35,139
Samsung Electronics Co. Ltd.	35,500	1,781
Seagate Technology LLC	11,420,218	546,115
Super Micro Computer, Inc. (a)	912,190	20,725
Xerox Holdings Corp.	98,000	1,703
		647,102

TOTAL INFORMATION TECHNOLOGY		3,391,028

MATERIALS - 3.9%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	270,671	6,797
C. Uyemura & Co. Ltd.	376,878	24,541
Chase Corp. (c)	502,496	47,818
Core Molding Technologies, Inc. (a)(c)	691,114	5,315
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)	1,322,500	2,610
DuPont de Nemours, Inc.	52,215	2,970
EcoGreen International Group Ltd. (c)	49,208,044	8,061
FMC Corp.	1,015,542	104,337
Fujikura Kasei Co., Ltd. (c)	2,661,826	12,075
Fuso Chemical Co. Ltd.	200,315	6,843
Gujarat Narmada Valley Fertilizers Co.	4,900,000	13,517
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	25,932
Honshu Chemical Industry Co. Ltd. (c)	748,860	8,887
Huntsman Corp.	173,817	4,222
Innospec, Inc.	585,326	38,713
KPC Holdings Corp.	55,171	2,246
KPX Chemical Co. Ltd.	163,083	6,901
Kraton Performance Polymers, Inc. (a)	35,172	995
Livent Corp. (a)	1,095,663	11,778
Miwon Chemicals Co. Ltd.	55,095	2,739
Miwon Commercial Co. Ltd.	89,782	7,737
Muto Seiko Co. Ltd.	234,000	1,063
Nihon Parkerizing Co. Ltd.	302,253	2,979
Nippon Soda Co. Ltd.	309,236	8,115
SK Kaken Co. Ltd.	49,857	18,943
Soken Chemical & Engineer Co. Ltd. (c)	654,741	8,845
T&K Toka Co. Ltd. (c)	1,320,972	10,304
Thai Carbon Black PCL (For. Reg.)	11,263,478	15,172
Thai Rayon PCL:
(For. Reg.)	2,669,919	1,855
NVDR	83,928	58
The Chemours Co. LLC	254,229	5,120
The Mosaic Co.	550,573	10,186
Westlake Chemical Corp.	26,920	1,820
Yara International ASA	1,748,801	60,909
Yip's Chemical Holdings Ltd.	25,222,454	8,849
		499,252
Construction Materials - 0.3%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	659,713	2,921
Mitani Sekisan Co. Ltd. (c)	1,410,547	63,616
RHI Magnesita NV	94,901	3,147
West China Cement Ltd.	167,857	25
		69,709
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	5,400,387	1,505
Chuoh Pack Industry Co. Ltd. (c)	414,246	4,048
Kohsoku Corp. (c)	1,705,843	24,081
Mayr-Melnhof Karton AG	13,204	2,156
Packaging Corp. of America	38,998	4,465
Samhwa Crown & Closure Co. Ltd.	50,000	1,712
Silgan Holdings, Inc.	187,232	6,450
The Pack Corp. (c)	1,497,321	42,074
WestRock Co.	363,059	13,633
		100,124
Metals & Mining - 0.9%
Arconic Rolled Products Corp. (a)	50,956	1,108
Chubu Steel Plate Co. Ltd.	406,752	2,810
Cleveland-Cliffs, Inc. (b)	11,977,460	99,173
Commercial Metals Co.	90,000	1,859
Compania de Minas Buenaventura SA sponsored ADR	2,215,227	27,181
Granges AB	239,825	2,166
Hill & Smith Holdings PLC	785,013	12,204
Orvana Minerals Corp. (a)	694,426	125
Perenti Global Ltd.	10,705,352	7,873
Reliance Steel & Aluminum Co.	20,000	2,180
Steel Dynamics, Inc.	53,349	1,679
Sunshine Silver Mining & Refining Corp.	782,300	5,241
Tohoku Steel Co. Ltd. (c)	614,275	8,446
Tokyo Tekko Co. Ltd. (c)	748,261	13,707
Warrior Metropolitan Coal, Inc.	1,310,291	19,654
Webco Industries, Inc. (a)(d)	7,457	626
		206,032
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	181,556	5,189
Schweitzer-Mauduit International, Inc.	55,456	1,841
Stella-Jones, Inc.	506,458	16,483
Western Forest Products, Inc.	1,913,048	1,235
		24,748

TOTAL MATERIALS		899,865

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic, Inc. (b)	1,670,723	10,709
CubeSmart	148,458	5,037
NSI NV	8,308	263
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	2,653,024	1,393
		17,402
Real Estate Management & Development - 0.1%
Anabuki Kosan, Inc.	84,728	1,287
Century21 Real Estate Japan Ltd.	100,015	1,006
Jones Lang LaSalle, Inc.	24,952	2,816
LSL Property Services PLC (a)	1,335,037	3,546
Midland Holdings Ltd. (a)	15,986	2
Open House Co. Ltd.	999	34
Relo Group, Inc.	200,358	4,808
Selvaag Bolig ASA	522,650	2,603
Servcorp Ltd.	827,778	1,442
Sino Land Ltd.	1,740,528	2,057
Tejon Ranch Co. (a)	424,176	5,815
Wing Tai Holdings Ltd.	1,692,913	2,219
		27,635

TOTAL REAL ESTATE		45,037

UTILITIES - 2.3%
Electric Utilities - 2.0%
Exelon Corp.	819,678	32,697
NRG Energy, Inc.	66,380	2,099
PG&E Corp. (a)	22,217,174	212,396
PPL Corp.	7,798,359	214,455
		461,647
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	50,971	2,222
China Resource Gas Group Ltd.	197,831	857
GAIL India Ltd. (a)	1,000,000	1,136
Hokuriku Gas Co.	149,772	4,450
K&O Energy Group, Inc.	259,878	3,579
Keiyo Gas Co. Ltd.	116,900	3,923
KyungDong City Gas Co. Ltd.	260,078	4,276
Star Gas Partners LP	195,401	1,848
		22,291
Independent Power and Renewable Electricity Producers - 0.2%
Mega First Corp. Bhd	20,779,745	34,826
Vistra Corp.	119,286	2,072
		36,898
Multi-Utilities - 0.0%
CMS Energy Corp.	173,035	10,958
Water Utilities - 0.0%
Manila Water Co., Inc.	5,516,587	1,589

TOTAL UTILITIES		533,383

TOTAL COMMON STOCKS
(Cost $12,356,582)		22,203,183

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00% (a)	17,400	1,705
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	583
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	3,416	78
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	130,202	2,409

TOTAL INDUSTRIALS		2,487

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,413,677	20,054
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,997)		24,829
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (Cost $0)(d)(f)	9,933	0
	Shares	Value (000s)

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.10% (g)	943,514,317	943,703
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	336,243,903	336,278
TOTAL MONEY MARKET FUNDS
(Cost $1,279,891)		1,279,981
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $13,652,470)		23,507,993
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(332,139)
NET ASSETS - 100%		$23,175,854

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,680,000 or 0.2% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$194
Fidelity Securities Lending Cash Central Fund	398
Total	$592

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$232,253	$--	$213	$--	$158	$(13,023)	$219,175
AJIS Co. Ltd.	19,443	--	21	--	15	5,500	24,937
Alconix Corp.	23,815	--	25	372	14	5,665	29,469
Alps Logistics Co. Ltd.	18,932	--	18	239	9	2,546	21,469
ASL Marine Holdings Ltd.	925	--	1	--	(2)	57	979
ASTI Corp.	2,002	--	1	--	--	85	2,086
Barratt Developments PLC	390,589	--	324	--	223	(25,513)	364,975
Bed Bath & Beyond, Inc.	121,725	--	116	--	21	100,930	222,560
Belc Co. Ltd.	116,293	--	441	554	377	(17,060)	99,169
Belluna Co. Ltd.	45,969	--	897	436	426	6,857	52,355
BMTC Group, Inc.	23,435	--	29	--	27	(186)	23,247
Bonanza Creek Energy, Inc.	22,527	1,980	20	--	9	(811)	23,685
Calian Technologies Ltd.	26,532	--	7,532	108	5,338	(2,552)	--
Chase Corp.	51,781	--	1,286	--	1,197	(3,874)	47,818
Chuoh Pack Industry Co. Ltd.	4,308	--	2	71	1	(259)	4,048
Civeo Corp.	9,637	--	8	--	(20)	(1,313)	8,296
Clip Corp.	1,712	--	1	--	--	60	1,771
Codorus Valley Bancorp, Inc.	8,334	--	273	69	(245)	1,457	9,273
Core Molding Technologies, Inc.	3,182	--	4	--	3	2,134	5,315
Create SD Holdings Co. Ltd.	182,840	--	174	--	142	(18,495)	164,313
CSE Global Ltd.	13,975	--	12	365	3	(1,190)	12,776
Daewon Pharmaceutical Co. Ltd.	35,127	--	--	--	--	(3,949)	31,178
Daiichi Kensetsu Corp.	27,488	--	24	--	15	1,615	29,094
DongKook Pharmaceutical Co. Ltd.	76,511	--	--	--	--	(9,938)	66,573
DVx, Inc.	5,570	--	5	--	3	932	6,500
EcoGreen International Group Ltd.	7,498	--	7	--	--	570	8,061
Elematec Corp.	18,567	--	18	257	9	2,683	21,241
Ff Group	6,061	--	56	--	(69,427)	63,422	--
First Juken Co. Ltd.	11,647	--	11	--	3	1,328	12,967
Food Empire Holdings Ltd.	14,599	--	14	--	8	1,681	16,274
Fossil Group, Inc.	13,459	--	26	--	17	9,747	23,197
Fresh Del Monte Produce, Inc.	105,284	--	956	233	(109)	(4,713)	99,506
Fujikura Kasei Co., Ltd.	12,911	--	12	181	1	(825)	12,075
Fursys, Inc.	22,839	--	--	--	--	1,806	24,645
Gabia, Inc.	13,534	--	1,028	--	620	(2,580)	10,546
Geospace Technologies Corp.	5,280	--	3	--	(8)	(1,684)	3,585
Geumhwa PSC Co. Ltd.	7,451	--	--	--	--	1,365	8,816
Goodfellow, Inc.	3,177	--	3	--	1	75	3,250
Guess?, Inc.	40,290	--	38	438	(46)	5,656	45,862
Gujarat State Fertilizers & Chemicals Ltd.	22,634	--	--	355	--	3,298	25,932
Halows Co. Ltd.	44,122	--	2,387	178	1,307	(4,038)	39,004
Hamakyorex Co. Ltd.	36,481	--	32	367	18	(1,548)	34,919
Handsome Co. Ltd.	49,408	--	--	--	--	(1,301)	48,107
Honshu Chemical Industry Co. Ltd.	8,235	--	8	77	5	655	8,887
Hoshiiryou Sanki Co. Ltd.	9,378	--	8	59	3	295	9,668
Hyster-Yale Materials Handling Class A	7,972	4,015	9	80	3	1,181	13,162
Hyster-Yale Materials Handling Class B	11,566	--	--	98	--	1,578	13,144
I-Sheng Electric Wire & Cable Co. Ltd.	17,035	--	2,230	--	(526)	224	14,503
IA Group Corp.	3,466	--	3	59	--	(198)	3,265
ICT Automatisering NV	4,211	--	4	--	1	198	4,406
IDIS Holdings Co. Ltd.	9,366	--	--	--	--	(150)	9,216
Ihara Science Corp.	12,854	--	13	--	10	2,462	15,313
Indra Sistemas SA	89,947	--	81	--	(88)	(17,940)	71,838
InfoVine Co. Ltd.	2,612	--	--	--	--	158	2,770
Intage Holdings, Inc.	26,489	--	25	--	15	3,311	29,790
INTOPS Co. Ltd.	20,257	--	--	(4)	--	4,177	24,434
JLM Couture, Inc.	347	--	1	--	--	--	346
Jumbo SA	191,257	--	151	--	117	(54,725)	136,498
Kingboard Chemical Holdings Ltd.	218,217	--	213	--	180	33,948	252,132
Know IT AB	28,167	--	28	--	19	9,165	37,323
Kohsoku Corp.	22,145	--	22	305	14	1,944	24,081
Kondotec, Inc.	17,155	--	17	214	14	(1,519)	15,633
Korea Electric Terminal Co. Ltd.	22,783	--	--	(8)	--	5,678	28,461
KSK Co., Ltd.	9,617	--	9	--	6	770	10,384
Kwang Dong Pharmaceutical Co. Ltd.	23,719	--	--	--	--	1,121	24,840
Kyeryong Construction Industrial Co. Ltd.	14,393	--	--	--	--	(2,135)	12,258
Maruzen Co. Ltd.	26,344	--	22	200	17	(393)	25,946
Mega First Corp. Bhd	48,295	--	17,035	436	12,164	(8,598)	--
Metro, Inc. Class A (sub. vtg.)	1,043,110	--	4,444	6,920	3,725	62,249	1,104,640
Michang Oil Industrial Co. Ltd.	8,420	--	--	--	--	1,191	9,611
Mitani Sekisan Co. Ltd.	75,529	--	2,933	190	2,107	(11,087)	63,616
Motonic Corp.	17,755	--	5,301	--	1,951	9,821	24,226
Muhak Co. Ltd.	12,640	--	--	--	--	3,027	15,667
Murakami Corp.	17,475	--	16	166	12	2,626	20,097
Muramoto Electronic Thailand PCL (For. Reg.)	5,037	--	5	--	--	1,420	6,452
Murphy Oil Corp.	158,530	--	103	1,500	54	(65,914)	92,567
Nadex Co. Ltd.	4,926	--	4	13	1	(275)	4,648
Nafco Co. Ltd.	33,196	--	34	373	18	8,663	41,843
Next PLC	840,932	--	803	--	613	50,273	891,015
Nippo Ltd.	2,954	--	3	--	1	382	3,334
Origin Enterprises PLC	33,754	--	30	--	(15)	687	34,396
Parker Corp.	9,129	--	7	56	4	(124)	9,002
Pinnacle Technology Holdings Ltd.	2,320	--	2	--	(3)	753	3,068
Piolax, Inc.	33,555	--	31	206	27	2,255	35,806
Prim SA	15,437	--	13	--	3	(900)	14,527
Rocky Mountain Chocolate Factory, Inc.	1,578	--	244	--	(578)	304	1,060
S&T Holdings Co. Ltd.	11,509	--	--	145	--	(696)	10,813
Sakai Moving Service Co. Ltd.	45,181	--	43	136	35	2,766	47,939
Samsung Climate Control Co. Ltd.	2,634	--	--	--	--	105	2,739
Sanei Architecture Planning Co. Ltd.	13,397	--	14	244	7	6,200	19,590
Sarantis SA	39,173	--	35	--	26	(467)	38,697
ScanSource, Inc.	32,105	1,954	165	--	(14)	(4,182)	29,698
Senshu Electric Co. Ltd.	24,640	--	22	265	14	(259)	24,373
Sewon Precision Industries Co. Ltd.	1,686	--	--	(1)	--	87	1,773
Shibaura Electronics Co. Ltd.	11,755	--	11	--	8	1,840	13,592
SJM Co. Ltd.	2,707	--	--	--	--	795	3,502
Societe Pour L'Informatique Industrielle SA	36,445	--	33	161	26	(5,172)	31,266
Soken Chemical & Engineer Co. Ltd.	7,150	--	9	--	2	1,702	8,845
Sportscene Group, Inc. Class A	1,370	--	1	--	1	35	1,405
Step Co. Ltd.	14,501	--	14	180	10	214	14,711
Strattec Security Corp.	8,206	46	58	--	(17)	2,855	11,032
Sun Hing Vision Group Holdings Ltd.	3,068	--	3	--	(3)	203	3,265
Sunjin Co. Ltd.	19,638	--	--	--	--	1,385	21,023
SYNNEX Corp.	333,006	--	1,448	--	510	18,006	350,074
T&K Toka Co. Ltd.	9,717	--	9	56	2	594	10,304
The Buckle, Inc.	73,426	1,244	523	1,382	(400)	36,604	110,351
The Pack Corp.	37,290	--	36	--	17	4,803	42,074
Tohoku Steel Co. Ltd.	8,143	--	7	37	4	306	8,446
Tokyo Kisen Co. Ltd.	4,789	--	3	--	2	(212)	4,576
Tokyo Tekko Co. Ltd.	10,839	--	10	128	--	2,878	13,707
Tomen Devices Corp.	18,162	--	16	--	6	(101)	18,051
Totech Corp.	18,933	--	18	128	13	631	19,559
TOW Co. Ltd.	8,840	--	11	--	6	820	9,655
Trancom Co. Ltd.	60,496	--	47	396	47	(161)	60,335
Trio-Tech International	834	--	1	--	--	(55)	778
Triple-S Management Corp.	33,340	--	139	--	9	(1,619)	31,591
Unum Group	245,540	--	224	4,058	62	6,076	251,454
Utah Medical Products, Inc.	20,646	--	17	71	15	364	21,008
VSE Corp.	23,991	--	21	--	12	696	24,678
VST Holdings Ltd.	68,486	--	63	--	45	4,132	72,600
Wayside Technology Group, Inc.	8,084	--	7	59	4	(356)	7,725
Whanin Pharmaceutical Co. Ltd.	22,390	--	--	--	--	(18)	22,372
WIN-Partners Co. Ltd.	21,431	--	19	--	13	4,115	25,540
Winas Ltd.	117	--	--	--	--	--	117
Youngone Holdings Co. Ltd.	25,851	--	--	--	--	2,135	27,986
Yutaka Giken Co. Ltd.	15,764	--	13	--	5	1,137	16,893
	$6,407,531	$9,239	$52,911	$22,608	$(39,551)	$239,361	$6,507,057

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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